PRIVATE PLACEMENT (Details) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 15, 2021	Jun. 30, 2024	Dec. 31, 2023
PRIVATE PLACEMENT
Number of shares per warrant		1	1
Private Placement Units
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	898,250
Price of warrants	$ 10.00
Aggregate purchase price	$ 8,982,500
Private Placement
PRIVATE PLACEMENT
Number of shares in a unit	1
Number of warrants in a unit	1
Number of shares per warrant	1
Exercise price of warrant	$ 11.50
Threshold period for not to transfer, assign or sell any of their units after the completion of the initial business combination		30 days	30 days
Private Placement | Private Placement Units
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	898,250
Price of warrants	$ 10.00
Aggregate purchase price	$ 8,982,500